EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
EARNINGS PER SHARE

8.	EARNINGS PER SHARE

The computation of basic earnings per share is based on the weighted average number of shares outstanding during the year and net income attributable to the Company. The impact of stock options using the treasury stock method was dilutive in 2019 as the exercise price was lower than the average share price and therefore 141,000 options were included in the denominator. The impact of stock options using the treasury stock method was anti-dilutive in 2018 and 2017 as the exercise price was higher than the average share price and, therefore 1,317,000 and 1,170,000 options were excluded from the denominator in the calculation for 2018 and 2017, respectively.

The 16,035,856 shares issued to Trafigura as consideration as part of the Acquisition were legally issued and outstanding as of the grant date on August 23, 2019 and are included in share capital as of December 31, 2019. Trafigura was the beneficial owner of the shares, was entitled to exercise voting rights, and was also eligible for any dividends if-and-when declared. ASC 260 defines issued shares that are held in escrow and all or part must be returned if specified conditions are not met as "contingently returnable". The shares issued as part of the Acquisition have been treated as contingently returnable shares for the purpose of calculating earnings per share while they are held in escrow until such date after November 30, 2019 that Trafigura wishes to dispose of such shares, in which case they can be removed from escrow and sold, with the proceeds being placed in a cash escrow account until closing of the Acquisition. Any shares not disposed of prior to closing of the Acquisition will remain in the escrow account until closing. As of December 31, 2019, 4,198,447 of the shares initially issued to Trafigura were disposed of from the escrow account and are now included within the denominator in the calculation of basic earnings per share. The 11,837,409 shares remaining in the escrow account are treated as contingently returnable and have been excluded from the denominator in the calculation of basic earnings per share and included in the denominator in the calculation of diluted earnings per share.

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2019	2018	2017
Net income (loss) attributable to the Company	139,972	(8,880)	(264,861)

(in thousands)	2019	2018	2017
Weighted average number of shares	173,576	169,810	169,809
Dilutive effect of contingently returnable shares	5,598	—	—
Dilutive effect of share options	141	—	—
Denominator for diluted earnings per share	179,315	169,810	169,809

	2019	2018	2017
Cash dividends per share declared	$0.10	$0.00	$0.30